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[logo] PIONEER Investments(R)

                                                               January 13, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Pioneer Series Trust IV (the "Trust")
    (FileNos. 333-126384 and 811-21781)
     CIK No. 0001331854

Ladies and Gentlemen:

   On behalf of Pioneer Multi-Asset Income Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR exhibits containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for the Fund that was filed under Rule 497(c) on December 21, 2011 (SEC accession number 0001331854-11-000011).

   If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

                                                  Very truly yours,

                                                  /s/Thomas Reyes
                                                     Thomas Reyes
                                                     Assistant Secretary

cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

"Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups."

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                            Pioneer Series Trust IV

                                 EXHIBIT INDEX

Exhibits for Item 28 of Form N-1A

Exhibit No.  Description

EX-101.INS   XBRL Instance Document
EX-101.SCH   XBRL Taxonomy Extension Schema Document
EX-101.CAL   XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF   XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE   XBRL Taxonomy Extension Presentation Linkbase

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